Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2025 CHF (SFr) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Disclosure of other provisions [line items]
Post-employment benefit expense in profit or loss	$ 19,000		$ 61,000	$ 13,000
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	$ (30,000)		$ 39,000	$ 46,000
Number of employees retired during the year | employee	0	0	1	0
Unused Provision Reversed Retirement Indemnity	$ 237,000
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 148,229	SFr 115,985
Actuarial assumption of interest rate on savings capital, for 2017-2023	1.00%	1.00%
Actuarial assumption of interest rate on savings capital, for 2024-2026	1.25%	1.25%
Actuarial Assumption Of Benefit Conversion Rate	6.80%	6.80%
Actuarial assumption of retirement age	65 years	65 years
Directors
Disclosure of other provisions [line items]
Actuarial Assumption Of Turnover	2.00%	2.00%	2.00%	2.00%
Other Employees
Disclosure of other provisions [line items]
Actuarial Assumption Of Turnover	10.00%	10.00%	10.00%	10.00%
Executive Team
Disclosure of other provisions [line items]
Actuarial Assumption Of Turnover	0.00%	0.00%	0.00%	0.00%
Bottom of range
Disclosure of other provisions [line items]
Actuarial assumption of retirement age	60 years	60 years	60 years	60 years
Long-term expected rate of salary increase (SI)	1.50%	1.50%	1.50%	1.50%
Top of range
Disclosure of other provisions [line items]
Actuarial assumption of retirement age	62 years	62 years	62 years	62 years
Long-term expected rate of salary increase (SI)	3.50%	3.50%	3.50%	3.50%
FRANCE | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other provisions [line items]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	$ 30,000		$ (39,000)	$ 46,000